Investments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Information About Investments

	2018			2017
	Current	Non Current	Total	Current	Non Current	Total
Time deposits	$531,002	$65,000	$596,002	$705,108	$65,953	$771,061
Bonds	35,895	74,367	110,262	—	—	—

	566,897	139,367	706,264	705,108	65,953	771,061
Allowance for expected credit losses	(697)	(521)	(1,218)	—	—	—

	$566,200	$138,846	$705,046	$705,108	$65,953	$771,061